UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2001



                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Elis            Director                       020 7201 7200
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Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
----------------------------
London, UK
04/17/01


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 32
                                       ----
Form 13F Information Table Value Total: 685,339,527
                                       --------------

REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 03/31/01

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                            ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER          TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                  CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------           ------ ------------  ---------   -------- ---------------------- ------- -------------------------
Ashanti Goldfields GDS               GDS   US0437432026   15990   7876738    SOLE                  1     Sole
Banco Latino America de Export       CLE   PAP169941328   37056   1203515    SOLE                  1     Sole
Coca-Cola Femsa ADR                  ADR   US1912411089   29924   1562591    SOLE                  1     Sole
Companhia Brasileira De Distribuicao ADR   US20440T2015   47354   1522649    SOLE                  1     Sole
Distribucion y Servicios (D&S)       ADR   US2547531069   33983   2594150    SOLE                  1     Sole
Embotelladora Andina ADR Rep.A       ADR   US29081P204    19961   1489655    SOLE                  1     Sole
Embotelladora Andina ADS Rep.B       ADS   US29081P3038   19337   1973200    SOLE                  1     Sole
Femsa ADS                            ADS   US3444191064   62338   1755504    SOLE                  1     Sole
Grupo Iusacell ADR                   ADR   US40050B1008   19228   2388519    SOLE                  1     Sole
Gulf Indonesia Resources Ltd.        COM   CA4022841031   30753   3463162    SOLE                  1     Sole
Korea Electric Power ADR             ADR   US5006311063    8824   1085389    SOLE                  1     Sole
Korea Telecom Corp ADR               ADR   US50063P1030    1283     55250    SOLE                  1     Sole
Laboratorio Chile ADR                ADR   US50540H1041    8374    410500    SOLE                  1     Sole
Matav ADS                            ADS   US5597761098   16338   1119814    SOLE                  1     Sole
Millicom Int'l.                      COM   LU0038705702   35531   1799034    SOLE                  1     Sole
Minera Buenaventura ADS              ADS   US2044481040   18921   1277600    SOLE                  1     Sole
Mobile Telesystems ADR               ADR   US6074091090   10910    419615    SOLE                  1     Sole
OTE ADR                              ADR   US4233253073    5251    795600    SOLE                  1     Sole
Panamerican Beverages Inc.           CAL   PAP748231084   29903   1703901    SOLE                  1     Sole
Provida ADR                          ADR   US00709P1084   16458    681200    SOLE                  1     Sole
Quilmes Industrial (New Pref)        ADR   US74838Y1082   37650   4035338    SOLE                  1     Sole
Quinenco ADS                         ADS   US7487181031   22395   3367739    SOLE                  1     Sole
Santa Isabel ADR                     ADR   US8022331065     226     40000    SOLE                  1     Sole
SK Telecom Co. ADS                   ADS   US78440P1084       2       100    SOLE                  1     Sole
Taiwan Semiconductor ADR             ADR   US8740391003    2087    107000    SOLE                  1     Sole
Telebras ADR                         ADR   US8792871001       1     38000    SOLE                  1     Sole
Telefonos de Mexico (series L)       ADS   US8794037809   63506   2013513    SOLE                  1     Sole
Teva Pharmaceutical-SP ADR           ADR   US8816242098    9865    180600    SOLE                  1     Sole
Turkcell Iletisim Hizmet ADR         ADR   US9001111056   14183   4531428    SOLE                  1     Sole
TV Azteca ADR                        ADR   US9011451021   22556   3048073    SOLE                  1     Sole
Videsh Sanchar Rep 1/2 SHS INR10     ADR   US92659G6008   26402   2228033    SOLE                  1     Sole
Vimpel Communications ADR            ADR   US68370R1095   18749   1367518    SOLE                  1     Sole
                                                         ------
REPORT SUMMARY             32 DATA RECORDS               685340        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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